Share-Based Payments - Schedule of performance stock units arrangements (Details)		12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs - Vested (in shares)		(135,842)	(88,244)	(79,560)
Performance stock units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - January 1 (in shares)		0
Number of PSUs - Granted (in shares)	30,360
Number of PSUs - Vested (in shares)		0
Number of PSUs - Forfeited (in shares)		0
Number of RSUs - December 31 (in shares)		30,360	0
Weighted average Grant Date Fair Value - January 1 (in USD per share) | $ / shares		$ 0
Weighted average Grant Date Fair Value - Granted (in USD per share) | $ / shares		563.18
Weighted average Grant Date Fair Value - Vested (in USD per share) | $ / shares		0
Weighted average Grant Date Fair Value - Forfeited (in USD per share) | $ / shares		0
Weighted average Grant Date Fair Value - December 31 (in USD per share) | $ / shares		$ 563.18	$ 0